Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Liability for Unpaid Claims and Claims Adjustment Expense
The following is a summary of the activities in the liability for unpaid losses, which is recorded in Accounts Payable and Other Liabilities on our consolidated balance sheets, for the years ended December 31, 2020 and 2019 (in thousands):

	2020	2019
Beginning balances	$6,021	$5,458
Incurred related to:
Current year	1,943	1,792
Prior years	2,249	1,248
Total incurred	4,192	3,040
Paid related to:
Current year	36	78
Prior years	2,791	2,399
Total paid	2,827	2,477
Liabilities for unpaid losses as of December 31	$7,386	$6,021